UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-519-4803

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  5/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

NONE
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      130,404
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

      NONE
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
ALCON INC                    COM             H01301102    9,581     59,300 SH       SOLE                   0      0     59,300
ALLOS THERAPEUTICS INC       COM             019777101      949    127,764 SH       SOLE                   0      0    127,764
ALEXION PHARMACEUTICALS INC  COM             015351109    5,200     95,650 SH       SOLE                   0      0     95,650
ARTHROCARE CORP              COM             043136100   11,575    389,478 SH       SOLE                   0      0    389,478
ARYX THERAPEUTICS INC        COM             043387109    1,861  2,138,572 SH       SOLE                   0      0  2,138,572
AUXILIUM PHARMACEUTICALS INC COM             05334D107    1,855     59,521 SH       SOLE                   0      0     59,521
BAXTER INTERNATIONAL INC     COM             71813109     1,164     20,000 SH       SOLE                   0      0     20,000
BIOSPECIFICS TECHNOLOGIES    COM             090931106    8,258    297,598 SH       SOLE                   0      0    297,598
CONMED CORP                  COM             207410101    4,774    200,500 SH       SOLE                   0      0    200,500
CVS CAREMARK CORP            COM             126650100    8,063    220,530 SH       SOLE                   0      0    220,530
DENDREON CORP                COM             24823Q107    1,967     53,931 SH       SOLE                   0      0     53,931
EXPRESS SCRIPTS INC          COM             302182100    6,798     66,800 SH       SOLE                   0      0     66,800
GENOMIC HEALTH INC           COM             37244C101    3,729    212,000 SH       SOLE                   0      0    212,000
HEARTWARE INTL INC           COM             422368100    7,257    163,181 SH       SOLE                   0      0    163,181
HUMAN GENOME SCIENCES INC    COM             444903108    2,842     94,100 SH       SOLE                   0      0     94,100
INVERNESS MEDICAL INNOVATION COM             46126P106    8,334    213,973 SH       SOLE                   0      0    213,973
MAP PHARMACEUTICALS INC      COM             56509R108    1,589    100,000 SH       SOLE                   0      0    100,000
PFIZER INC                   COM             717081103   10,643    620,590 SH       SOLE                   0      0    620,590
RAPTOR PHARMACEUTICAL CORP   COM             75382F106    2,370  1,260,436 SH       SOLE                   0      0  1,260,436
SAVIENT PHARMACEUTICALS INC  COM             80517Q100    4,242    293,549 SH       SOLE                   0      0    293,549
UNITEDHEALTH GROUP INC       COM             91324P102    2,323     71,100 SH       SOLE                   0      0     71,100
WELLPOINT INC                COM             94973V107    2,253     35,000 SH       SOLE                   0      0     35,000
INTERMUNE INC                NOTE 0.250% 3/0 45884XAC7   22,365 10,650,000 PRN      SOLE                   0      0 10,650,000
ISHARES TR INDEX             PUT             464287951      412       1000     PUT  SOLE                   0      0      1,000


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